Fair Values	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Fair Values
NOTE 4. FAIR VALUES

The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1. Otherwise, it will be included in Level 3.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter
derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3. This is the case of unlisted financial instruments.
When observable market prices are no longer available, the instrument will be included in Level 3.

Valuation Techniques
The valuation techniques to determine fair values include:

•	Market prices for similar instruments.

•	Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices). For those instruments with no secondary market and which, if having to reverse positions, the Group would have to sell them to the Argentine Central Bank at the rate originally agreed in accordance with the provisions of the controlling authority, the price has been prepared based on such rate accrual.
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach. The fair value of the related put option derivative classified as level 3 as of December 31, 2020, was estimated using a valuation technique based on the binomial method considering different scenarios. The most relevant unobservable input data include the projected EBITDA and the discount rate (WACC—Weighted Average Cost of Capital) used in the estimations.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:

(i)	Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.

(ii)	prior month bidding and/or secondary market prices, which will be taken based on their representativeness.

(iii)	prior month spread applied to the sovereign curve.

(iv)	A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.21	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	181,567,431	—
Government Securities	48,196,411	1,980,000	1,727,808
Corporate Securities	2,127,047	—	338,201
Derivative Financial Instruments	—	1,247,078	—
Other Financial Assets	4,442,031	12,038	5,585,306
Other Debt Securities (*)	4,230,419	—	—
Financial Assets Pledged as Collateral	12,051,320	—	—
Investments in Equity Investments	64,585	—	1,187,349
Liabilities
Liabilities at fair value through profit or loss	75,674	—	—
Derivative Financial Instruments	—	712,129	—

Total	71,036,139	184,094,418	8,838,664

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.20	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	193,695,730	—
Government Securities	34,973,924	1,375,652	303,042
Corporate Securities	2,496,545	—	1,747,930
Derivative Financial Instruments	—	827,053	2,440,882
Other Financial Assets	4,167,088	47,177	—
Other Debt Securities (*)	913,191	5,403,864	—
Financial Assets Pledged as Collateral	3,072,506	—	—
Equity Investments	354,372	—	8,266,937
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	86,716	—

Total	45,977,626	201,262,760	12,758,791

(*)	It relates to Government Securities measured at fair value through other comprehensive income.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.20	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.21
Government Securities	303,042	720,774	2,403,032	(1,703,054)	(41,167)	45,181	1,727,808
Corporate Securities	1,747,930	(115,844)	1,129,266	(729,099)	47,218	(1,741,270)	338,201
Other Financial Assets	—	—	5,585,306	—	—	—	5,585,306
Derivative Financial Instruments	2,440,882	—	—	(1,617,103)	—	(823,779)	—
Financial Assets Pledged as Collateral	—	—	—	—	—	—	—
Investments in Equity Instruments	8,266,937	423,148	—	(5,112,660)	510,341	(2,900,417)	1,187,349

Total	12,758,791	1,028,078	9,117,604	(9,161,916)	516,392	(5,420,285)	8,838,664

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.19	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.20
Government Securities	10,670,072	(2,617,950)	27,958,069	(34,635,558)	1,381,483	(2,453,074)	303,042
Corporate Securities	379,876	186,587	5,811,807	(4,522,684)	150,677	(258,333)	1,747,930
Derivative Financial Instruments	1,912,183	—	—	—	1,036,317	(507,618)	2,440,882
Financial Assets Pledged as Collateral	2,120,733	(316,742)	1,057,284	(2,385,732)	(244,960)	(230,583)	—
Investments in Equity Instruments	9,026,169	—	—	—	1,588,273	(2,347,505)	8,266,937

Total	24,109,033	(2,748,105)	34,827,160	(41,543,974)	3,911,790	(5,797,113)	12,758,791

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.
Transfers occurred because the instruments without observable valuation prices at the closing of the fiscal year were reclassified to Level 3, and the instruments with observable market quotes at the closing of the fiscal year were reclassified to Level 1 from Level 3. There were no transfers between Level 2 and Level 3.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.21	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	237,426,843	237,426,843	237,426,843	—	—
Repurchase Transactions	203,205,457	203,205,457	203,205,457	—	—
Loans and Other Financing	744,433,702	748,649,983	—	—	748,649,983
Other Financial Assets	13,332,551	13,660,673	9,550,403	—	4,110,270
Other Debt Securities	90,126,580	90,126,580	—	—	90,126,580
Financial Assets Pledged as Collateral	23,184,348	23,184,348	23,184,348	—	—
Liabilities
Deposits	1,035,957,929	1,035,936,049	—	—	1,035,936,049
Repurchase Transactions	324,119	324,119	—	—	324,119
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,710,704	23,574,332	—	—	23,574,332
Debt Securities	27,971,776	27,578,207	23,133,327	—	4,444,880
Subordinated Debt Securities	26,275,536	25,938,727	—	—	25,938,727
Other Financial Liabilities	195,659,168	195,484,656	—	—	195,484,656

Items of Assets/Liabilities as of 12.31.20	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	264,787,060	264,787,060	264,787,060	—	—
Repurchase Transactions	92,067,820	92,067,820	92,067,820	—	—
Loans and Other Financing	794,608,259	796,722,083	—	—	796,722,083
Other Financial Assets	11,021,219	11,184,121	6,640,801	—	4,543,320
Other Debt Securities	28,505,749	28,532,180	—	—	28,532,180
Financial Assets Pledged as Collateral	25,179,908	25,179,908	25,179,908	—	—
Liabilities
Deposits	1,020,886,486	1,020,882,232	—	—	1,020,882,232
Financing Received from the Argentine Central Bank and Other Financial Institutions	20,880,419	19,163,963	—	—	19,163,963
Debt Securities	25,771,621	24,464,155	18,427,059	—	6,037,096
Subordinated Debt Securities	32,684,216	31,983,918	—	—	31,983,918
Other Financial Liabilities	147,171,842	146,586,013	—	—	146,586,013